Notes to the Consolidated Statements of Operations (Tables)	9 Months Ended
Sep. 30, 2023
Notes to the Consolidated Statements of Operations
Schedule of revenue from contract with customers recognized

	Three months ended September 30,		Nine months ended September 30,
	2022	2023	2022	2023
	EUR k	EUR k	EUR k	EUR k
Belgium
GSK	9,705	15,935	52,746	28,691
Switzerland
CRISPR	1,060	249	1,646	1,303
Netherlands
Genmab	447	298	1,339	1,197
Total	11,212	16,483	55,731	31,191

Summary of upfront payments and related revenues recognized

		Upfront and	Upfront and
		milestones payments included	milestones payments included
		in contract	in contract
	Upfront and milestone	liabilities at	liabilities at
Customer	payments	December 31, 2022	September 30, 2023
		(EUR k)	(EUR k)
GSK	EUR 205,000k (EUR 10,000k milestone payment included)	102,804	89,491
CRISPR	USD 3,000k (EUR 2,524k)*	929	697
Genmab	USD 10,000k (EUR 8,937k)*	3,575	2,383
Total		107,308	92,571
*	Translated at the currency exchange rate prevailing on the transaction date.

	Revenue recognized from
	upfront and milestones payments
	for three months ended		for nine months ended
	September 30,		September 30,
Customer	2022	2023	2022	2023
	(EUR k)	(EUR k)	(EUR k)	(EUR k)
GSK	7,936	5,816	38,705	13,313
CRISPR	77	77	232	232
Genmab	447	298	1,341	1,192
Total	8,461	6,192	40,278	14,737

Schedule of contract balances

	December 31,	September 30,
	2022	2023
	EUR k	EUR k
Trade receivables	6,295	10,475
Contract assets	2,707	119
Contract liabilities	107,308	92,571

Schedule of cost of sales, selling and distribution expenses, research and development expenses and general and administrative expenses

The cost of sales consists of the following:

	Three months ended September 30,		Nine months ended September 30,
	2022	2023	2022	2023
	EUR k	EUR k	EUR k	EUR k
Personnel	(5,207)	(9,178)	(19,076)	(26,737)
Materials	(12,079)	(7,919)	(48,962)	(20,550)
Third-party services	(4,513)	(4,989)	(24,030)	(16,827)
Maintenance and lease	(329)	(688)	(1,479)	(1,802)
Amortization and depreciation	(1,432)	(1,052)	(9,757)	(3,271)
Other	(519)	(455)	(688)	(1,582)
Total	(24,079)	(24,281)	(103,992)	(70,770)

Selling and distribution expenses consist of the following:

	Three months ended September 30,		Nine months ended September 30,
	2022	2023	2022	2023
	EUR k	EUR k	EUR k	EUR k
Personnel	(906)	(782)	(1,467)	(2,812)
Amortization and depreciation	(5)	(12)	(38)	(18)
Other	(94)	(145)	(320)	(342)
Total	(1,006)	(940)	(1,825)	(3,172)

R&D expenses consists of the following:

	Three months ended September 30,		Nine months ended September 30,
	2022	2023	2022	2023
	EUR k	EUR k	EUR k	EUR k
Materials	(6,200)	(3,783)	(29,618)	(12,999)
Personnel	(9,478)	(11,765)	(24,326)	(35,335)
Amortization and depreciation	(1,746)	(1,817)	(3,866)	(5,325)
Patents and fees to register a legal right	(1,182)	(2,002)	(2,536)	(4,049)
Third-party services	7,472	(5,813)	28,525	(17,586)
Maintenance and lease	(325)	(1,667)	(789)	(5,260)
Other	(1,053)	(399)	(2,324)	(1,809)
Total	(12,512)	(27,245)	(34,934)	(82,363)

General and administrative expenses consist of the following:

	Three months ended September 30,		Nine months ended September 30,
	2022	2023	2022	2023
	EUR k	EUR k	EUR k	EUR k
Personnel	(9,000)	(6,728)	(27,971)	(22,470)
Maintenance and lease	(1,910)	(297)	(4,614)	(3,212)
Third-party services	(6,810)	(6,507)	(19,607)	(19,380)
Legal and other professional services	(1,895)	(1,336)	(7,215)	(7,410)
Amortization and depreciation	(3,354)	(3,223)	(9,444)	(9,294)
Other	(3,372)	(483)	(9,168)	(2,341)
Total	(26,341)	(18,574)	(78,019)	(64,106)

Schedule of other operating income

	Three months ended September 30,		Nine months ended September 30,
	2022	2023	2022	2023
	EUR k	EUR k	EUR k	EUR k
Compensation for CMO/Material transfer	418	89	34,379	1,891
Reimbursement Claim	—	—	610	—
Sale of equipment	—	477	310	961
Grants and other cost reimbursements from government agencies and similar bodies	273	274	377	514
Other	3	77	225	999
Total	694	917	35,901	4,365